Organization, Significant Accounting Policies and Liquidity (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts					$ 0	$ 0
Impairment losses					0	0
Advertising costs	$ 0	$ 0	$ 0	$ 0	0	$ 0
Uncertain tax positions	$ 0		$ 0		$ 0
Common Stock [Member]
Antidilutive shares					85,143,452	68,158,002
Stock converion					10,000,000
Preferred Stock [Member]
Antidilutive shares					1,000,000	1,000,000
Minimum [Member]
Estimated useful lives					3 years
Maximum [Member]
Estimated useful lives					10 years